Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 280,230,898	$ 275,080,602
Less: accumulated depreciation	(66,851,646)	(54,432,453)
Total property and equipment, net	213,379,252	220,648,149
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	7,197,431	8,386,394
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	176,170,583	172,767,448
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	85,250,223	83,343,942
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	6,060,439	6,060,439
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	4,955,074	4,121,355
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 597,148	$ 401,024